Cash, cash equivalents and investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and investments | Accumulated impairment
Financial instruments
Financial assets	€ (225)	€ (239)
Corporate bonds
Financial instruments
Unrealized gains of assets recognized in other comprehensive income	12,064	1,448
Cash balances with credit institutions
Financial instruments
Restricted cash balances	€ 14,458	€ 7,736